Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Estimates [Abstract]
Significant Accounting Estimates
The following table summarizes certain significant costs and expenses that require management estimates for the three years ended December 31, 2012:

	Year Ended December 31,
Expense/(Income)	2012	2011	2010
Provision for restructuring and asset impairments	$153	$33	$483
Provision for receivables	127	154	180
Provisions for litigation and regulatory matters	(1)	11	(4)
Provisions for obsolete and excess inventory	30	39	31
Provision for product warranty liability	29	30	33
Depreciation and obsolescence of equipment on operating leases	279	294	313
Depreciation of buildings and equipment	452	405	379
Amortization of internal use software	116	91	70
Amortization of product software	19	11	7
Amortization of acquired intangible assets	328	401	316
Amortization of customer contract costs	107	49	12
Defined pension benefits - net periodic benefit cost(1)	300	177	304
Retiree health benefits - net periodic benefit cost	11	14	32
Income tax expense	277	386	256
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(1)	2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.